INVESTMENT	12 Months Ended
Dec. 31, 2012
INVESTMENT
INVESTMENT

9. INVESTMENT

In September 2011, the Company, through RDA Shanghai, acquired a 10% stake in Lulian Shanghai Co Ltd (“Lulian”) for a consideration of USD 48. The Company has no board representation in Lulian and does not have ability to exercise significant influence over Lulian. The Company accounts for this investment using the cost method. In 2012, the Company recognized a full impairment for the investment in Lulian given the losses incurred to date and forecasted loss in the foreseeable future.